Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Wages and bonus	$ 35,027	$ 26,643
Dividends	36,764	36,919
Research and development payable	6,722	5,693
License fees and royalties	9,034	9,371
Professional fees	1,869	1,772
Equipment	2,145	557
Lease liabilities – current portion	3,058	3,046
Others	10,599	12,075
Accrued expenses and other current liabilities	$ 105,218	$ 96,076